Shareholders' Equity	6 Months Ended
Jun. 30, 2019
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Shareholders' Equity

10. Shareholders’ Equity

Private Placement of Common Shares

On February 13, 2018, the Company entered into the Purchase Agreement. Pursuant to the Purchase Agreement, the Company agreed to sell an aggregate of 3,099,997 of its common shares to the Investors at a purchase price equal to $18.00 per share. The Purchase Agreement contains customary representations and warranties from the Company and the Investors and customary closing conditions. On February 15, 2018, the Company completed the sale under the Private Placement and received gross proceeds of approximately $55.8 million, or €44.8 million.

Share Subscription Agreement with Regeneron

On December 20, 2018, the Company entered into a share subscription agreement (the “Regeneron Subscription Agreement”) with Regeneron Pharmaceuticals, Inc. (“Regeneron”). Pursuant to the Regeneron Subscription Agreement, the Company agreed to sell an aggregate of 600,000 of its common shares to Regeneron at a purchase price equal to $25.00 per share. On December 21, 2018, the Company completed the sale under the Regeneron Subscription Agreement and received gross proceeds of $15.0 million, or €13.1 million. Accordingly, the Company recorded the common shares issued at the fair value of the underlying securities on the date of issuance. The difference between the total proceeds received of $15.0 million, or €13.1 million, and the aggregate value of common shares issued of $6.9 million, or €6.0 million, was recorded as a gain on litigation settlement (see Note 12) of $8.1 million, or €7.1 million, during the year ended December 31, 2018.

Issued and paid-in share capital

All issued shares have been fully paid in cash.

Common shares

At June 30, 2019 and 2018, a total of 23,393,287 and 22,632,800 common shares, respectively, were issued and fully paid in cash. The following is a tabular reconciliation of common shares outstanding for the six months ended June 30, 2019 and 2018.

	Six months ended June 30,
	2019	2018
Common Shares outstanding at January 1,	23,358,977	19,429,848
Issued for cash	—	3,099,997
Exercise of common share options	9,980	34,041
Vesting of RSUs	24,330	68,914

Common shares outstanding at June 30,	23,393,287	22,632,800

Share Premium Reserve

The share premium reserve relates to amounts contributed by shareholders at the issue of shares in excess of the par value of the shares issued.

All share premium can be considered as free share premium as referred to in the Netherlands Income tax act.

Share-based Payment Arrangements

Share-based payment expenses included in personnel expenses were €3.1 million and €4.6 million during the six months ended June 30, 2019 and 2018, respectively. For details on the related share-based payment expenses recognized as employee benefit expenses see Note 13.

In June 2016, the Company established the 2016 Incentive Award Plan (the “2016 Plan”). Options granted under the 2016 Plan are exercisable once vested and vest in installments over a four-year period from the grant date. Twenty-five percent of the options vest on the first anniversary of the vesting commencement date, and the remaining 75% of the options vest in 36 monthly installments for each full month of continuous service provided by the option holder thereafter, such that 100% of the options shall become vested on the fourth anniversary of the vesting commencement date. Options will lapse on the tenth anniversary of the date of grant.

The Restricted Share Units (“RSUs”) granted under the 2016 Plan also vest in installments over a four-year period from the grant date. Each RSU represents the right to receive one common share.

As stated in the 2016 Plan, the Company has established the Non-Executive Director Compensation Program under which non-executive directors are entitled to cash compensation as well as equity compensation. The equity compensation consists of an initial option grant as well as annual awards. The initial awards granted under the Non-Executive Director Compensation Program vest in installments over a three-year period. Thirty-three percent of the options vest on the first anniversary of the vesting commencement date, and the remaining 67% of the options vest in 24 substantially equal monthly installments thereafter, such that the award shall be fully vested on the third anniversary of the vesting commencement date. Each subsequent award shall vest and become exercisable in 12 substantially equal monthly installments following the vesting commencement date, such that the subsequent award shall be fully vested on the first anniversary of the date of grant.

Share-based payment expenses are recognized for each subsequent award that a non-executive director is entitled to over their remaining term. Since subsequent awards are not subject to shareholder approval, the grant date is established and expenses are based on grant date fair value. The grant date fair value is not updated in each future reporting period and, therefore, the estimated fair value is not revised and expense recognized is based on the actual grant date fair value of the awards granted.

During the six months ended June 30, 2019, the Company granted options to purchase 1,009,671 common shares with a grant date fair value of €10.3 million to employees under the 2016 Plan.

Pursuant to the “evergreen” provisions of the 2016 Plan, the number of common shares authorized for issuance under the plan automatically increased by 934,359 common shares to 1,469,785 common shares effective January 1, 2019.

Measurement of fair values of the equity-settled share-based payment arrangements

The fair value of the share options granted to employees and the Board of Directors has been measured using the binomial option pricing model. Share-based compensation is recognized as an expense based on the grant date fair value over the vesting period in accordance with each separate vesting tranche of the award granted, taking into consideration actual and expected forfeitures at each reporting date and at the respective vesting dates. Service and non-market performance conditions attached to the transactions were not taken into account in measuring fair value. Key management personnel include the Company’s executive management and the Board of Directors.

The inputs used in the measurement of the fair values and the related fair values at the grant dates for the options granted during the six months ended June 30, 2019 were:

	Key Management Personnel (euros)	All Other Personnel (euros)
Fair value at grant date	6.07 – 7.60	6.15 – 8.62
Share price at grant date	9.83 – 12.49	9.83 – 14.19
Exercise price	9.83 – 12.49	9.83 – 14.19
Expected volatility (weighted-average)	87.58%	87.11%
Contractual life	10 years	10 years
Expected dividends	—%	—%
Risk-free interest rate (based on government bonds)	2.13%—2.74%	2.02%—2.65%

Reconciliation of outstanding share options

The number of share options and the weighted average exercise prices of share options granted were as follows for the six months ended June 30, 2019:

	Weighted average exercise price (euros)	Number of options
Outstanding at January 1, 2019	14.62	2,633,039
Forfeited during the six months	14.07	(223,631)
Expired during the six months	15.95	(126,589)
Exercised during the six months	11.02	(9,980)
Granted during the six months	10.23	1,009,671

Outstanding at June 30, 2019	13.27	3,282,510
Exercisable at June 30, 2019	13.34	1,533,094

The options outstanding at June 30, 2019, had an exercise price in the range of €1.93 to €27.47 and a weighted-average remaining contractual life of 7.3 years. The weighted-average share price at the date of exercise for share options exercised during the six months ended June 30, 2019 was €11.02.

There were 3,282,510 outstanding share options at June 30, 2019, with a weighted average exercise price of €13.27.

The number of options outstanding by group of employees as of June 30, 2019, was as follows:

Group of employees entitled	June 30, 2019
Key management personnel	2,580,281
All other employees	702,229

Total	3,282,510

During the six months ended June 30, 2019, the Company did not grant any new RSUs. The following table summarizes the Company’s RSU activity for the six months ended June 30, 2019:

	Weighted average grant price (euros)	Number of RSU’s
Outstanding at January 1, 2019	20.03	101,302
Forfeited during the six months	—	—
Vested during the six months	20.03	(24,330)
Granted during the six months	—	—

Outstanding at June 30, 2019	—	76,972